Note 15 - Financial Instruments - Fair Value of Company's Investments (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Swap [Member]
Derivative Asset	$ 304,174	$ 5,680
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Asset
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative Asset	304,174	5,680
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Asset
Current FFA Contract [Member]
Derivative Asset		49,350
Current FFA Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Asset		49,350
Current FFA Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative Asset
Current FFA Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Asset